Document and Entity Information	Nov. 02, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	TENNECO INC
Entity Central Index Key	0001024725
Entity Emerging Growth Company	false
Entity File Number	1-12387
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	76-0515284
Entity Address, Address Line One	500 NORTH FIELD DRIVE
Entity Address, City or Town	LAKE FOREST
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	(847)
Local Phone Number	482-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class 160 A Voting Common Stock Par Value 0.01 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Voting Common Stock, par value $0.01 per share
Trading Symbol	TEN
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true